UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	June 30, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
3/31/17 (Unaudited)

COMMON STOCKS (98.3%)(a)
		Shares	Value

Denmark (1.9%)

Danske Bank A/S		119,927	$4,084,356

			4,084,356
Finland (1.7%)

Nokia OYJ		672,886	3,613,580

			3,613,580
France (15.6%)

Airbus SE		53,664	4,083,553

ArcelorMittal SA(NON)		275,379	2,316,704

Eurazeo SA		40,910	2,694,069

Natixis SA		392,747	2,420,042

Sanofi		77,957	7,037,381

SFR Group SA(NON)		100,245	3,153,700

Societe Generale SA		64,928	3,293,559

Valeo SA		67,123	4,470,413

Veolia Environnement SA		186,361	3,491,101

			32,960,522
Germany (15.8%)

BASF SE		42,094	4,172,654

Bayer AG		41,598	4,794,907

Evonik Industries AG		104,434	3,405,252

Henkel AG & Co. KGaA (Preference)		36,336	4,655,465

KION Group AG		26,621	1,738,888

LANXESS AG		29,349	1,969,055

Rheinmetall AG		37,904	3,179,481

RWE AG(NON)		156,991	2,601,770

Siemens AG		50,320	6,892,687

			33,410,159
Ireland (4.6%)

Bank of Ireland(NON)		7,994,509	2,004,207

CRH PLC		97,123	3,426,409

Hibernia REIT PLC(R)		1,495,839	1,986,722

Kerry Group PLC Class A		30,012	2,359,638

			9,776,976
Italy (3.2%)

ENI SpA		204,384	3,346,865

Telecom Italia SpA RSP		4,623,158	3,373,477

			6,720,342
Netherlands (6.6%)

Akzo Nobel NV		20,937	1,736,145

Heineken NV		33,851	2,881,757

ING Groep NV GDR		367,984	5,562,650

Koninklijke Ahold Delhaize NV		178,988	3,830,344

			14,010,896
Norway (1.5%)

Orkla ASA		341,213	3,055,983

			3,055,983
Spain (1.9%)

Aena SA		12,864	2,035,167

Grifols SA ADR		101,800	1,921,475

			3,956,642
Sweden (2.7%)

Com Hem Holding AB		227,928	2,612,333

Securitas AB Class B		198,759	3,105,384

			5,717,717
Switzerland (4.8%)

Partners Group Holding AG		4,948	2,660,109

Roche Holding AG		28,914	7,384,018

			10,044,127
United Kingdom (33.8%)

Admiral Group PLC		115,444	2,876,886

Associated British Foods PLC		100,563	3,283,441

AstraZeneca PLC		65,146	4,009,654

Barclays PLC		1,155,847	3,259,811

Berkeley Group Holdings PLC (The)		88,907	3,572,329

British American Tobacco PLC		81,759	5,429,102

Compass Group PLC		214,965	4,056,106

Dixons Carphone PLC		589,508	2,345,777

Foxtons Group PLC		1,248,526	1,505,618

Imperial Brands PLC		72,915	3,532,707

Prudential PLC		263,116	5,558,037

Rio Tinto PLC		85,883	3,453,514

Royal Dutch Shell PLC Class A		363,208	9,538,130

RPC Group PLC		237,691	2,327,332

Shire PLC		78,251	4,569,678

St James's Place PLC		221,512	2,947,395

Virgin Money Holdings UK PLC		410,366	1,648,358

Wolseley PLC		41,370	2,601,991

WPP PLC		222,774	4,890,071

			71,405,937
United States (4.2%)

Alphabet, Inc. Class C(NON)		2,224	1,844,941

Amazon.com, Inc.(NON)		2,200	1,950,388

Johnson Controls International PLC		56,600	2,383,992

KKR & Co. LP		146,000	2,661,580

			8,840,901

Total common stocks (cost $210,076,042)			$207,598,138

SHORT-TERM INVESTMENTS (1.8%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.87%(AFF)	Shares	3,565,779	$3,565,779

U.S. Treasury Bills 0.767%, 7/13/17(SEGSF)		$230,000	229,500

Total short-term investments (cost $3,795,283)			$3,795,279

TOTAL INVESTMENTS

Total investments (cost $213,871,325)(b)			$211,393,417

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $33,769,569) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	British Pound	Buy	6/21/17	$229,709	$229,675	$34
Citibank, N.A.
	British Pound	Sell	6/21/17	434,689	427,611	(7,078)
	Danish Krone	Sell	6/21/17	16,642	18,714	2,072
	Euro	Sell	6/21/17	7,920,339	7,861,455	(58,884)
Goldman Sachs International
	Euro	Sell	6/21/17	22,593	22,436	(157)
JPMorgan Chase Bank N.A.
	British Pound	Sell	6/21/17	8,279,691	8,271,983	(7,708)
	Euro	Buy	6/21/17	255,263	253,082	2,181
	Norwegian Krone	Buy	6/21/17	79,027	80,304	(1,277)
	Swedish Krona	Buy	6/21/17	70,259	69,646	613
	Swiss Franc	Buy	6/21/17	15,852,556	15,855,226	(2,670)
Royal Bank of Scotland PLC (The)
	Swedish Krona	Sell	6/21/17	21,989	21,802	(187)
State Street Bank and Trust Co.
	British Pound	Sell	6/21/17	37,658	37,223	(435)
	Euro	Buy	6/21/17	128,381	127,308	1,073
	Norwegian Krone	Buy	6/21/17	2,634	2,677	(43)
	Swedish Krona	Buy	6/21/17	22,818	22,627	191
	Swiss Franc	Buy	6/21/17	433,888	429,751	4,137
WestPac Banking Corp.
	British Pound	Sell	6/21/17	38,661	38,049	(612)

Total						$(68,750)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from July 1, 2016 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $211,231,527.
(b)	The aggregate identified cost on a tax basis is $214,177,173, resulting in gross unrealized appreciation and depreciation of $12,631,917 and $15,415,673, respectively, or net unrealized depreciation of $2,783,756.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Cash Collateral Pool, LLC*	$5,232,796	$31,060,318	$36,293,114	$27,632	$—
	Putnam Short Term Investment Fund**	4,116,328	63,842,721	64,393,270	14,782	3,565,779
	Totals	$9,349,124	$94,903,039	$100,686,384	$42,414	$3,565,779
	* No management fees are charged to Putnam Cash Collateral Pool, LLC.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $84,945 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Financials	19.7%
	Health care	14.1
	Consumer staples	13.7
	Industrials	12.3
	Materials	10.8
	Consumer discretionary	10.1

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $97,979 at the close of the reporting period.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $73,707 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $129,701 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Denmark	$4,084,356	$—	$—
Finland	3,613,580	—	—
France	32,960,522	—	—
Germany	33,410,159	—	—
Ireland	9,776,976	—	—
Italy	6,720,342	—	—
Netherlands	14,010,896	—	—
Norway	3,055,983	—	—
Spain	3,956,642	—	—
Sweden	5,717,717	—	—
Switzerland	10,044,127	—	—
United Kingdom	71,405,937	—	—
United States	8,840,901	—	—
Total common stocks	207,598,138	—	—
Short-term investments	3,565,779	229,500	—

Totals by level	$211,163,917	$229,500	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(68,750)	$—

Totals by level	$—	$(68,750)	$—

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$10,301	$79,051

Total	$10,301	$79,051

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$21,900,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Citibank, N.A.	Goldman Sachs International	JPMorgan Chase Bank N.A.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	WestPac Banking Corp.	Total

	Assets:
	Forward currency contracts#	$34	$2,072	$—	$2,794	$—	$5,401	$—	$10,301

	Total Assets	$34	$2,072	$—	$2,794	$—	$5,401	$—	$10,301

	Liabilities:
	Forward currency contracts#	—	65,962	157	11,655	187	478	612	79,051

	Total Liabilities	$—	$65,962	$157	$11,655	$187	$478	$612	$79,051

	Total Financial and Derivative Net Assets	$34	$(63,890)	$(157)	$(8,861)	$(187)	$4,923	$(612)	$(68,750)
	Total collateral received (pledged)##†	$—	$(63,890)	$—	$97,979	$—	$—	$—
	Net amount	$34	$—	$(157)	$(106,840)	$(187)	$4,923	$(612)

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017